Credit quality of loans and advances to banks and customers (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Internal credit ratings systems
Loans and advances to customers	£ 495,138	£ 484,858
Retail Unsecured [Member] | RMS 10 | Minimum
Internal credit ratings systems
Expected credit loss PD (as a percent)		14.01%
Loans and Advances to Banks [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	8,185	£ 6,180
Loans and advances, gross carrying amount, expected credit losses	£ 2	£ 2
Loans and Advances to Banks [Member] | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and Advances to Banks [Member] | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and Advances to Banks [Member] | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 192	£ 105
Loans and advances, gross carrying amount, expected credit losses	£ 1
Loans and Advances to Banks [Member] | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%
Expected credit loss PD (as a percent)	0.51%
Loans and Advances to Banks [Member] | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and Advances to Banks [Member] | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%	3.01%
Loans and Advances to Banks [Member] | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and Advances to Banks [Member] | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and Advances to Banks [Member] | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and Advances to Banks [Member] | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%
Loans and Advances to Banks [Member] | CMS 20-23 | Maximum
Internal credit ratings systems
Expected credit loss PD (as a percent)		100.00%
Loans and Advances to Banks [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 8,377	£ 6,285
Loans and advances, gross carrying amount, expected credit losses	3
Loans and Advances to Banks [Member] | Stage 1 | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	8,170	6,177
Loans and advances, gross carrying amount, expected credit losses	2	2
Loans and Advances to Banks [Member] | Stage 1 | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount	192	105
Loans and advances, gross carrying amount, expected credit losses	1
Loans and Advances to Banks [Member] | Stage 1 | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	8,362	6,282
Loans and advances, gross carrying amount, expected credit losses	3
Loans and Advances to Banks [Member] | Stage 2 | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	15	3
Loans and Advances to Banks [Member] | Stage 2 | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	15	3
Loans and Advances to Banks [Member] | Stage 3 | Retail - Mortgages [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount, expected credit losses		2
Loans and advances to customers [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	498,451	488,008
Loans and advances, gross carrying amount, expected credit losses	3,313	3,150
Loans and advances to customers	£ 495,138	£ 484,858
Loans and advances to customers [Member] | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%
Expected credit loss PD (as a percent)		0.51%
Loans and advances to customers [Member] | Retail Segment [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 339,978	£ 341,682
Loans and advances, gross carrying amount, expected credit losses	1,880	1,613
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	265,823	268,524
Loans and advances, gross carrying amount, expected credit losses	£ 205	£ 178
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 1,864	£ 1,766
Loans and advances, gross carrying amount, expected credit losses	£ 36	£ 34
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 421	£ 262
Loans and advances, gross carrying amount, expected credit losses	£ 15	£ 9
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 1,028	£ 899
Loans and advances, gross carrying amount, expected credit losses	£ 47	£ 42
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 16,157	£ 16,784
Loans and advances, gross carrying amount, expected credit losses	315	196
Loans and advances to customers [Member] | Retail - Mortgages [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	285,293	288,235
Loans and advances, gross carrying amount, expected credit losses	618	459
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	23,962	23,442
Loans and advances, gross carrying amount, expected credit losses	£ 232	£ 180
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 2,520	£ 2,845
Loans and advances, gross carrying amount, expected credit losses	£ 146	£ 140
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 179	£ 239
Loans and advances, gross carrying amount, expected credit losses	£ 30	£ 33
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 556	£ 886
Loans and advances, gross carrying amount, expected credit losses	£ 183	£ 175
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 678	£ 703
Loans and advances, gross carrying amount, expected credit losses	215	228
Loans and advances to customers [Member] | Retail Unsecured [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	27,895	28,115
Loans and advances, gross carrying amount, expected credit losses	806	756
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	14,894	13,872
Loans and advances, gross carrying amount, expected credit losses	£ 206	£ 133
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 563	£ 619
Loans and advances, gross carrying amount, expected credit losses	£ 24	£ 21
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 93	£ 111
Loans and advances, gross carrying amount, expected credit losses	£ 9	£ 11
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 195	£ 202
Loans and advances, gross carrying amount, expected credit losses	£ 31	£ 35
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 137	£ 129
Loans and advances, gross carrying amount, expected credit losses	77	78
Loans and advances to customers [Member] | Retail UK Motor Finance [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	15,882	14,933
Loans and advances, gross carrying amount, expected credit losses	347	278
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	1,813	1,836
Loans and advances, gross carrying amount, expected credit losses	£ 39	£ 37
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount		£ 6
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%	0.51%
Expected credit loss PD (as a percent)	0.51%	0.51%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%	3.01%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Retail - Other [Member] | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 29	£ 29
Loans and advances, gross carrying amount, expected credit losses	6	7
Loans and advances to customers [Member] | Retail - Other [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	1,842	1,871
Loans and advances, gross carrying amount, expected credit losses	45	44
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	8,622	7,901
Loans and advances, gross carrying amount, expected credit losses	£ 14	£ 18
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 107	£ 250
Loans and advances, gross carrying amount, expected credit losses	£ 3	£ 4
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 10	£ 7
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 195	£ 234
Loans and advances, gross carrying amount, expected credit losses	£ 1	£ 1
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)		99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Retail - Other [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)		100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 132	£ 136
Loans and advances, gross carrying amount, expected credit losses	46	53
Loans and advances to customers [Member] | Retail - Other [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	9,066	8,528
Loans and advances, gross carrying amount, expected credit losses	64	76
Loans and advances to customers [Member] | Commercial [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	101,523	101,824
Loans and advances, gross carrying amount, expected credit losses	1,384	£ 1,449
Loans and advances to customers [Member] | Commercial [Member] | Minimum
Internal credit ratings systems
Expected credit loss PD (as a percent)		0.00%
Loans and advances to customers [Member] | Commercial [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	68,495	£ 65,189
Loans and advances, gross carrying amount, expected credit losses	£ 36	£ 33
Loans and advances to customers [Member] | Commercial [Member] | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%
Loans and advances to customers [Member] | Commercial [Member] | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and advances to customers [Member] | Commercial [Member] | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 26,245	£ 28,922
Loans and advances, gross carrying amount, expected credit losses	£ 156	£ 136
Loans and advances to customers [Member] | Commercial [Member] | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%	0.51%
Expected credit loss PD (as a percent)	0.51%	0.51%
Loans and advances to customers [Member] | Commercial [Member] | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and advances to customers [Member] | Commercial [Member] | CMS 15-18
Internal credit ratings systems
Expected credit loss PD (as a percent)		3.01%
Loans and advances, gross carrying amount	£ 2,932	£ 4,429
Loans and advances, gross carrying amount, expected credit losses	£ 138	£ 242
Loans and advances to customers [Member] | Commercial [Member] | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%
Loans and advances to customers [Member] | Commercial [Member] | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Commercial [Member] | CMS 19
Internal credit ratings systems
Loans and advances, gross carrying amount	£ 74	£ 54
Loans and advances, gross carrying amount, expected credit losses	£ 8	£ 7
Loans and advances to customers [Member] | Commercial [Member] | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Commercial [Member] | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Commercial [Member] | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 3,777	£ 3,230
Loans and advances, gross carrying amount, expected credit losses	1,046	1,031
Loans and advances to customers [Member] | Commercial [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	101,523	101,824
Loans and advances, gross carrying amount, expected credit losses	1,384	1,449
Loans and advances to customers [Member] | Other
Internal credit ratings systems
Loans and advances, gross carrying amount	56,950	44,502
Loans and advances, gross carrying amount, expected credit losses	49	88
Loans and advances to customers [Member] | Other | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	55,987	£ 43,565
Loans and advances, gross carrying amount, expected credit losses	£ 10
Loans and advances to customers [Member] | Other | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Other | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and advances to customers [Member] | Other | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount		£ 6
Loans and advances, gross carrying amount, expected credit losses		£ 6
Loans and advances to customers [Member] | Other | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%	0.51%
Expected credit loss PD (as a percent)	0.51%	0.51%
Loans and advances to customers [Member] | Other | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and advances to customers [Member] | Other | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%	3.01%
Loans and advances to customers [Member] | Other | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Other | CMS 19
Internal credit ratings systems
Expected credit loss PD (as a percent)		20.01%
Loans and advances to customers [Member] | Other | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%
Expected credit loss PD (as a percent)	20.01%
Loans and advances to customers [Member] | Other | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Other | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 68	£ 66
Loans and advances, gross carrying amount, expected credit losses	23	£ 27
Loans and advances to customers [Member] | Other | CMS 20-23 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)		20.01%
Loans and advances to customers [Member] | Other | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	56,055	£ 43,637
Loans and advances, gross carrying amount, expected credit losses	33	33
Loans and advances to customers [Member] | Other | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	839	810
Loans and advances, gross carrying amount, expected credit losses	£ 5	£ 44
Loans and advances to customers [Member] | Other | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers [Member] | Other | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers [Member] | Other | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers [Member] | Other | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers [Member] | Other | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers [Member] | Other | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers [Member] | Other | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers [Member] | Other | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers [Member] | Other | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances, gross carrying amount	£ 56	£ 55
Loans and advances, gross carrying amount, expected credit losses	11	11
Loans and advances to customers [Member] | Other | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	895	865
Loans and advances, gross carrying amount, expected credit losses	16	55
Loans and advances to customers [Member] | Stage 1
Internal credit ratings systems
Loans and advances, gross carrying amount	448,246	441,531
Loans and advances, gross carrying amount, expected credit losses	621	525
Loans and advances to customers	447,625	441,006
Loans and advances to customers [Member] | Stage 1 | Retail Segment [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	301,138	305,160
Loans and advances, gross carrying amount, expected credit losses	524	389
Loans and advances to customers [Member] | Stage 1 | Retail - Mortgages [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	252,238	257,740
Loans and advances, gross carrying amount, expected credit losses	37	37
Loans and advances to customers [Member] | Stage 1 | Retail - Mortgages [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	22	57
Loans and advances to customers [Member] | Stage 1 | Retail - Mortgages [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	252,260	257,797
Loans and advances, gross carrying amount, expected credit losses	37	37
Loans and advances to customers [Member] | Stage 1 | Retail Unsecured [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	22,749	22,363
Loans and advances, gross carrying amount, expected credit losses	184	135
Loans and advances to customers [Member] | Stage 1 | Retail Unsecured [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	1,782	2,071
Loans and advances, gross carrying amount, expected credit losses	70	57
Loans and advances to customers [Member] | Stage 1 | Retail Unsecured [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	36	72
Loans and advances, gross carrying amount, expected credit losses	4	4
Loans and advances to customers [Member] | Stage 1 | Retail Unsecured [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	11	199
Loans and advances, gross carrying amount, expected credit losses	3	3
Loans and advances to customers [Member] | Stage 1 | Retail Unsecured [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	24,578	24,705
Loans and advances, gross carrying amount, expected credit losses	261	199
Loans and advances to customers [Member] | Stage 1 | Retail UK Motor Finance [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	14,013	12,918
Loans and advances, gross carrying amount, expected credit losses	187	114
Loans and advances to customers [Member] | Stage 1 | Retail UK Motor Finance [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	327	301
Loans and advances, gross carrying amount, expected credit losses	13	6
Loans and advances to customers [Member] | Stage 1 | Retail UK Motor Finance [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	3	5
Loans and advances, gross carrying amount, expected credit losses		1
Loans and advances to customers [Member] | Stage 1 | Retail UK Motor Finance [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	14,343	13,224
Loans and advances, gross carrying amount, expected credit losses	200	121
Loans and advances to customers [Member] | Stage 1 | Retail - Other [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	1,538	1,605
Loans and advances, gross carrying amount, expected credit losses	20	20
Loans and advances to customers [Member] | Stage 1 | Retail - Other [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	1,538	1,605
Loans and advances, gross carrying amount, expected credit losses	20	20
Loans and advances to customers [Member] | Stage 1 | Retail - Other [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	8,252	7,428
Loans and advances, gross carrying amount, expected credit losses	6	10
Loans and advances to customers [Member] | Stage 1 | Retail - Other [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount		190
Loans and advances, gross carrying amount, expected credit losses		2
Loans and advances to customers [Member] | Stage 1 | Retail - Other [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	167	211
Loans and advances to customers [Member] | Stage 1 | Retail - Other [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	8,419	7,829
Loans and advances, gross carrying amount, expected credit losses	6	12
Loans and advances to customers [Member] | Stage 1 | Commercial [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	90,333	92,002
Loans and advances, gross carrying amount, expected credit losses	84	93
Loans and advances to customers [Member] | Stage 1 | Commercial [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	68,151	65,089
Loans and advances, gross carrying amount, expected credit losses	35	32
Loans and advances to customers [Member] | Stage 1 | Commercial [Member] | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount	21,584	25,472
Loans and advances, gross carrying amount, expected credit losses	46	50
Loans and advances to customers [Member] | Stage 1 | Commercial [Member] | CMS 15-18
Internal credit ratings systems
Loans and advances, gross carrying amount	598	1,441
Loans and advances, gross carrying amount, expected credit losses	3	11
Loans and advances to customers [Member] | Stage 1 | Commercial [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	90,333	92,002
Loans and advances, gross carrying amount, expected credit losses	84	93
Loans and advances to customers [Member] | Stage 1 | Other
Internal credit ratings systems
Loans and advances, gross carrying amount	56,775	44,369
Loans and advances, gross carrying amount, expected credit losses	13	43
Loans and advances to customers [Member] | Stage 1 | Other | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	55,986	43,565
Loans and advances, gross carrying amount, expected credit losses	9
Loans and advances to customers [Member] | Stage 1 | Other | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	55,986	43,565
Loans and advances, gross carrying amount, expected credit losses	9
Loans and advances to customers [Member] | Stage 1 | Other | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	789	804
Loans and advances, gross carrying amount, expected credit losses	4	43
Loans and advances to customers [Member] | Stage 1 | Other | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	789	804
Loans and advances, gross carrying amount, expected credit losses	4	43
Loans and advances to customers [Member] | Stage 2
Internal credit ratings systems
Loans and advances, gross carrying amount	29,171	25,345
Loans and advances, gross carrying amount, expected credit losses	953	994
Loans and advances to customers	28,218	24,351
Loans and advances to customers [Member] | Stage 2 | Retail Segment [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	21,707	18,741
Loans and advances, gross carrying amount, expected credit losses	697	662
Loans and advances to customers [Member] | Stage 2 | Retail - Mortgages [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	13,585	10,784
Loans and advances, gross carrying amount, expected credit losses	168	141
Loans and advances to customers [Member] | Stage 2 | Retail - Mortgages [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	1,842	1,709
Loans and advances, gross carrying amount, expected credit losses	36	34
Loans and advances to customers [Member] | Stage 2 | Retail - Mortgages [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	421	262
Loans and advances, gross carrying amount, expected credit losses	15	9
Loans and advances to customers [Member] | Stage 2 | Retail - Mortgages [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	1,028	899
Loans and advances, gross carrying amount, expected credit losses	47	42
Loans and advances to customers [Member] | Stage 2 | Retail - Mortgages [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	16,876	13,654
Loans and advances, gross carrying amount, expected credit losses	266	226
Loans and advances to customers [Member] | Stage 2 | Retail Unsecured [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	1,213	1,079
Loans and advances, gross carrying amount, expected credit losses	48	45
Loans and advances to customers [Member] | Stage 2 | Retail Unsecured [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	738	774
Loans and advances, gross carrying amount, expected credit losses	76	83
Loans and advances to customers [Member] | Stage 2 | Retail Unsecured [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	143	167
Loans and advances, gross carrying amount, expected credit losses	26	29
Loans and advances to customers [Member] | Stage 2 | Retail Unsecured [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	545	687
Loans and advances, gross carrying amount, expected credit losses	180	172
Loans and advances to customers [Member] | Stage 2 | Retail Unsecured [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	2,639	2,707
Loans and advances, gross carrying amount, expected credit losses	330	329
Loans and advances to customers [Member] | Stage 2 | Retail UK Motor Finance [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	881	954
Loans and advances, gross carrying amount, expected credit losses	19	19
Loans and advances to customers [Member] | Stage 2 | Retail UK Motor Finance [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	236	318
Loans and advances, gross carrying amount, expected credit losses	11	15
Loans and advances to customers [Member] | Stage 2 | Retail UK Motor Finance [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	93	111
Loans and advances, gross carrying amount, expected credit losses	9	11
Loans and advances to customers [Member] | Stage 2 | Retail UK Motor Finance [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	192	197
Loans and advances, gross carrying amount, expected credit losses	31	34
Loans and advances to customers [Member] | Stage 2 | Retail UK Motor Finance [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	1,402	1,580
Loans and advances, gross carrying amount, expected credit losses	70	79
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	275	231
Loans and advances, gross carrying amount, expected credit losses	19	17
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount		6
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	275	237
Loans and advances, gross carrying amount, expected credit losses	19	17
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	370	473
Loans and advances, gross carrying amount, expected credit losses	8	8
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | RMS 7-9
Internal credit ratings systems
Loans and advances, gross carrying amount	107	60
Loans and advances, gross carrying amount, expected credit losses	3	2
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | RMS 10
Internal credit ratings systems
Loans and advances, gross carrying amount	10	7
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | RMS 11-13
Internal credit ratings systems
Loans and advances, gross carrying amount	28	23
Loans and advances, gross carrying amount, expected credit losses	1	1
Loans and advances to customers [Member] | Stage 2 | Retail - Other [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	515	563
Loans and advances, gross carrying amount, expected credit losses	12	11
Loans and advances to customers [Member] | Stage 2 | Commercial [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	7,413	6,592
Loans and advances, gross carrying amount, expected credit losses	254	325
Loans and advances to customers [Member] | Stage 2 | Commercial [Member] | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	344	100
Loans and advances, gross carrying amount, expected credit losses	1	1
Loans and advances to customers [Member] | Stage 2 | Commercial [Member] | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount	4,661	3,450
Loans and advances, gross carrying amount, expected credit losses	110	86
Loans and advances to customers [Member] | Stage 2 | Commercial [Member] | CMS 15-18
Internal credit ratings systems
Loans and advances, gross carrying amount	2,334	2,988
Loans and advances, gross carrying amount, expected credit losses	135	231
Loans and advances to customers [Member] | Stage 2 | Commercial [Member] | CMS 19
Internal credit ratings systems
Loans and advances, gross carrying amount	74	54
Loans and advances, gross carrying amount, expected credit losses	8	7
Loans and advances to customers [Member] | Stage 2 | Commercial [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	7,413	6,592
Loans and advances, gross carrying amount, expected credit losses	254	325
Loans and advances to customers [Member] | Stage 2 | Other
Internal credit ratings systems
Loans and advances, gross carrying amount	51	12
Loans and advances, gross carrying amount, expected credit losses	2	7
Loans and advances to customers [Member] | Stage 2 | Other | CMS 1-10
Internal credit ratings systems
Loans and advances, gross carrying amount	1
Loans and advances, gross carrying amount, expected credit losses	1
Loans and advances to customers [Member] | Stage 2 | Other | CMS 11-14
Internal credit ratings systems
Loans and advances, gross carrying amount		6
Loans and advances, gross carrying amount, expected credit losses		6
Loans and advances to customers [Member] | Stage 2 | Other | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	1	6
Loans and advances, gross carrying amount, expected credit losses	1	6
Loans and advances to customers [Member] | Stage 2 | Other | RMS 1-6
Internal credit ratings systems
Loans and advances, gross carrying amount	50	6
Loans and advances, gross carrying amount, expected credit losses	1	1
Loans and advances to customers [Member] | Stage 2 | Other | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	50	6
Loans and advances, gross carrying amount, expected credit losses	1	1
Loans and advances to customers [Member] | Stage 3
Internal credit ratings systems
Loans and advances, gross carrying amount	6,420	5,741
Loans and advances, gross carrying amount, expected credit losses	1,558	1,553
Loans and advances to customers	4,862	4,188
Loans and advances to customers [Member] | Stage 3 | Retail Segment [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	2,519	2,390
Loans and advances, gross carrying amount, expected credit losses	478	484
Loans and advances to customers [Member] | Stage 3 | Retail - Mortgages [Member] | RMS 14
Internal credit ratings systems
Loans and advances, gross carrying amount	1,543	1,393
Loans and advances, gross carrying amount, expected credit losses	134	118
Loans and advances to customers [Member] | Stage 3 | Retail - Mortgages [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	1,543	1,393
Loans and advances, gross carrying amount, expected credit losses	134	118
Loans and advances to customers [Member] | Stage 3 | Retail Unsecured [Member] | RMS 14
Internal credit ratings systems
Loans and advances, gross carrying amount	678	703
Loans and advances, gross carrying amount, expected credit losses	215	228
Loans and advances to customers [Member] | Stage 3 | Retail Unsecured [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	678	703
Loans and advances, gross carrying amount, expected credit losses	215	228
Loans and advances to customers [Member] | Stage 3 | Retail UK Motor Finance [Member] | RMS 14
Internal credit ratings systems
Loans and advances, gross carrying amount	137	129
Loans and advances, gross carrying amount, expected credit losses	77	78
Loans and advances to customers [Member] | Stage 3 | Retail UK Motor Finance [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	137	129
Loans and advances, gross carrying amount, expected credit losses	77	78
Loans and advances to customers [Member] | Stage 3 | Retail - Other [Member] | CMS 20-23
Internal credit ratings systems
Loans and advances, gross carrying amount	29	29
Loans and advances, gross carrying amount, expected credit losses	6	7
Loans and advances to customers [Member] | Stage 3 | Retail - Other [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	29	29
Loans and advances, gross carrying amount, expected credit losses	6	7
Loans and advances to customers [Member] | Stage 3 | Retail - Other [Member] | RMS 14
Internal credit ratings systems
Loans and advances, gross carrying amount	132	136
Loans and advances, gross carrying amount, expected credit losses	46	53
Loans and advances to customers [Member] | Stage 3 | Retail - Other [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	132	136
Loans and advances, gross carrying amount, expected credit losses	46	53
Loans and advances to customers [Member] | Stage 3 | Commercial [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	3,777	3,230
Loans and advances, gross carrying amount, expected credit losses	1,046	1,031
Loans and advances to customers [Member] | Stage 3 | Commercial [Member] | CMS 20-23
Internal credit ratings systems
Loans and advances, gross carrying amount	3,777	3,230
Loans and advances, gross carrying amount, expected credit losses	1,046	1,031
Loans and advances to customers [Member] | Stage 3 | Commercial [Member] | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	3,777	3,230
Loans and advances, gross carrying amount, expected credit losses	1,046	1,031
Loans and advances to customers [Member] | Stage 3 | Other
Internal credit ratings systems
Loans and advances, gross carrying amount	124	121
Loans and advances, gross carrying amount, expected credit losses	34	38
Loans and advances to customers [Member] | Stage 3 | Other | CMS 20-23
Internal credit ratings systems
Loans and advances, gross carrying amount	68	66
Loans and advances, gross carrying amount, expected credit losses	23	27
Loans and advances to customers [Member] | Stage 3 | Other | CMS
Internal credit ratings systems
Loans and advances, gross carrying amount	68	66
Loans and advances, gross carrying amount, expected credit losses	23	27
Loans and advances to customers [Member] | Stage 3 | Other | RMS 14
Internal credit ratings systems
Loans and advances, gross carrying amount	56	55
Loans and advances, gross carrying amount, expected credit losses	11	11
Loans and advances to customers [Member] | Stage 3 | Other | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	56	55
Loans and advances, gross carrying amount, expected credit losses	11	11
Loans and advances to customers [Member] | Purchased Or Originated Credit Impairment [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	14,614	15,391
Loans and advances, gross carrying amount, expected credit losses	181	78
Loans and advances to customers	14,433	15,313
Loans and advances to customers [Member] | Purchased Or Originated Credit Impairment [Member] | Retail Segment [Member]
Internal credit ratings systems
Loans and advances, gross carrying amount	14,614	15,391
Loans and advances, gross carrying amount, expected credit losses	181	78
Loans and advances to customers [Member] | Purchased Or Originated Credit Impairment [Member] | Retail - Mortgages [Member] | RMS 14
Internal credit ratings systems
Loans and advances, gross carrying amount	14,614	15,391
Loans and advances, gross carrying amount, expected credit losses	181	78
Loans and advances to customers [Member] | Purchased Or Originated Credit Impairment [Member] | Retail - Mortgages [Member] | RMS
Internal credit ratings systems
Loans and advances, gross carrying amount	14,614	15,391
Loans and advances, gross carrying amount, expected credit losses	£ 181	£ 78